GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Maximum
GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES
Guarantee commitments	$ 0.1	$ 0.1	$ 0.1